Note 10 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
10
– Commitments and Contingencies

As of the Effective Date, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Recapitalization Investors.
  The Registration Rights Agreement provides certain resale registration rights to the Investors with respect to securities received in the Recapitalization Financing.  Pursuant to the Registration Rights Agreement, the Company filed, and has to update periodically, a registration statement with the U.S. Securities and Exchange Commission that covers the resale of all shares of New Common Stock issued to the Investors on the Effective Date until such time as such shares have been sold or may
be sold without registration or restriction pursuant to Rule
144
under the Securities Act.

Our primary office and warehouse facilities are located in Gaithersburg, Maryland, and comprise approximately
12,000
square feet. The facilities fall under
two
leases with monthly rent, including our share of certain annual operating costs and taxes, at approximately
$18,000
in total per month and expiring in
September 2019.
In addition, we lease an approximately
2,100
square foot facility in Nashville, Tennessee, which is being utilized as a commercial operation. The lease is approximately
$4,000
per month excluding our share of annual operating expenses, and expires
April 30, 2018.
We also lease a
16,300
square foot facility located in Durham, North Carolina. Monthly rent, including our share of certain annual operating costs and taxes, is approximately
$22,000
per month and the lease expires on
December 31, 2018.
As a result of our discontinuance of the ALD-
401
clinical trial, the Company ceased use of the facility in Durham, North Carolina on
July 31, 2014,
and sublet the facility beginning
August 1, 2014.
The sublease rent is approximately
$14,000
per month and also expires
December 31, 2018.

In
July 2009,
in satisfaction of a Maryland law pertaining to Wholesale Distributor Permits, we established a Letter of Credit, in the amount of
$50,000,
naming the Maryland Board of Pharmacy as the beneficiary. This Letter of Credit serves as security for the performance by us of our obligations under applicable Maryland law, and is collateralized by a Certificate of Deposit maintained at a commercial bank.

Note
14
– Commitments and Contingencies

Successor Company Commitments and Contingencies
As of the Effective Date, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Recapitalization Investors.
  The Registration Rights Agreement provides certain resale registration rights to the Investors with respect to securities received in the Recapitalization Financing.  Pursuant to the Registration Rights Agreement, the Company filed a registration statement with the U.S. Securities and Exchange Commission that went effective on
January 11, 2017,
covering the resale of all shares of New Common Stock issued to the Investors on the Effective Date.

Our primary office and warehouse facilities are located in Gaithersburg, Maryland, and comprise approximately
12,000
square feet. The facilities fall under
two
leases with monthly rent, including our share of certain annual operating costs and taxes, at approximately
$14,000
and
$4,000
per month, respectively, with each lease expiring in
September 2019.
In addition, we lease an approximately
2,100
square foot facility in Nashville, Tennessee, which is being utilized as a commercial operation. The lease is approximately
$4,000
per month excluding our share of annual operating expenses, and expires
April 30, 2018.
We also lease a
16,300
square foot facility located in Durham, North Carolina. This facility falls under one
lease with monthly rent, including our share of certain annual operating costs and taxes, at approximately
$21,000
per month, with the lease expiring
December 31, 2018.
As a result of our discontinuance of the ALD-
401
clinical trial, the Company ceased use of the facility in Durham, North Carolina on
July 31, 2014,
and sublet the facility beginning
August 1, 2014.
The sublease rent is approximately
$14,000
per month and expires
December 31, 2018.

Future minimum lease payments under operating leases are as follows:

Years ending December 31:
2017	$463,000
2018	441,000
2019	122,000
Total future minimum lease payments	$1,026,000

For the period from
January 1, 2016
through
May 4, 2016,
the period from
May 5, 2016
through
December 31, 2016,
and for the year ended
December 31, 2015,
the Company incurred rent expense of approximately
$87,000,
$180,000,
and
$224,000,
respectively.

In
July 2009,
in satisfaction of a Maryland law pertaining to Wholesale Distributor Permits, we established a Letter of Credit, in the amount of
$50,000,
naming the Maryland Board of Pharmacy as the beneficiary. This Letter of Credit serves as security for the performance by us of our obligations under applicable Maryland law, and is collateralized by a Certificate of Deposit maintained at a commercial bank.